Prepaid Expenses and Other Assets, Net (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Unamortized maintenance fees	$ 49,394,000		$ 0
Amortization of Financing Costs	1,500,000	1,200,000	5,000,000	5,000,000	2,500,000
Deferred Finance Costs, Current, Net	22,596,000		22,143,000	24,607,000
Deferred Sales Commission	8,595,000		8,118,000	3,756,000
Prepaid maintenance fees	1,444,000		4,208,000	1,865,000
Unamortized Exchange Fees	6,858,000		0
Other Inventory, in Transit, Gross	5,578,000		3,262,000	2,238,000
Deposits Assets	3,254,000		3,228,000	8,892,000
Prepaid Insurance	4,312,000		2,382,000	2,179,000
Prepaid Expense, Current	7,289,000		3,881,000	3,328,000
Advances on Inventory Purchases	3,789,000		3,299,000	2,580,000
Prepaid professional fees	1,823,000		1,231,000	262,000
Prepaid Advertising	1,054,000		614,000	340,000
Assets Held-for-sale, Other, Noncurrent	494,000		526,000	505,000
Prepaid Rent	635,000		296,000	269,000
Other Prepaid Expense, Current	5,651,000		4,836,000	2,656,000
Prepaid Expense and Other Assets	$ 122,766,000		$ 58,024,000	$ 53,477,000